HCIM Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 29, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	HCIM Trust (the “Trust”) File Nos.: 333-190020 and 811-22871

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Hatteras Disciplined Opportunity Fund, is Post-Effective Amendment No. 5 and Amendment No 6 to the Trust’s Registration Statement on Form N-1A to be effective on April 30, 2015.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for HCIM Trust